MERGER AND SELF-MANAGEMENT TRANSACTION - Intangible Assets Acquired (FY) (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Acquired Finite-Lived Intangible Assets [Line Items]
Cost	$ 7,156,592	$ 6,960,842
Accumulated amortization	(3,230,583)	(1,833,054)	$ 0
Net amount	$ 3,926,009	5,127,788	7,700,000
BrixInvest
Acquired Finite-Lived Intangible Assets [Line Items]
Cost		$ 6,960,842	7,700,000
Investor list, net | BrixInvest
Acquired Finite-Lived Intangible Assets [Line Items]
Weighted-Average Useful Life		5 years
Cost		$ 3,494,740	4,800,000
Web services technology, domains and licenses
Acquired Finite-Lived Intangible Assets [Line Items]
Weighted-Average Useful Life	3 years
Cost	$ 3,661,852	$ 3,466,102
Web services technology, domains and licenses | BrixInvest
Acquired Finite-Lived Intangible Assets [Line Items]
Weighted-Average Useful Life		3 years
Cost		$ 3,466,102	$ 2,900,000